Putnam
Global Natural
Resources
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

While we have felt the pain in our pocketbooks resulting from the abrupt rise in prices at the gasoline pump, we can take comfort in the knowledge that the improved fortunes of the world's oil companies have had a salutary effect on Putnam Global Natural Resources Fund's fiscal 1999 performance. Petroleum-based industries have been major beneficiaries of the continued strength in U.S. business and an economic recovery that is building momentum in Asia.

Even though oil-related industries make up more than half of the fund's holdings, the portfolio is well diversified. Fund Manager Dolores Snyder Bamford focuses on value-oriented companies that are multinational rather than tied to one economy and that are improving profits through internal change.

In the following report, Dolores discusses the fund's strategy and performance in detail then explains why she is optimistic about prospects for the new fiscal year.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 20, 1999


Report from the Fund Manager

Dolores Snyder Bamford

Steady growth in the United States throughout the year, and more recently economic recovery in Asia, brought about a rebound in oil prices and contributed to Putnam Global Natural Resources Fund's positive performance during the fiscal year ended August 31, 1999. Oil-related industries, which account for more than half your fund's holdings, were the strongest players during the past 12 months.

Having noted that oil dominates your fund's portfolio -- to good effect -- we believe one of the fund's key features is its unique balance of holdings in all major natural resources. What's more, most of the companies in the portfolio are multinationals, not tied to one economy in one part of the world. We also concentrate on companies that demonstrate a commitment to improving profits through internal change. Overall, we look for undervalued stocks whose current prices do not appear to reflect their actual worth.

Total return for 12 months ended 8/31/99

     Class A         Class B          Class C           Class M
   NAV     POP     NAV     CDSC     NAV     CDSC      NAV     POP
-----------------------------------------------------------------------
  42.50%  34.32%  41.42%   36.42%  41.57%   40.57%   41.72%  36.76%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* FUND'S PERFORMANCE INFLUENCED BY OIL PRICES

Oil prices peaked in 1997 at approximately $27 a barrel, sank to about $11 near the midpoint of the fund's fiscal year, and then rebounded, closing August at about $22 a barrel. The principal causes included economic turmoil in Asia (a major energy consumer), which sharply cut demand for oil in 1997 and 1998, leading to a prolonged decline in prices in 1998 and early 1999. Not until late in 1998 and again in March of 1999 did the major oil producers commit to slowing production, setting the stage for a price recovery. Recently, as the Asian economy began to show signs of strengthening, the supply/demand equation began to shift again in favor of the oil companies. Your fund's diversification across other natural-resource sectors offset some of the downside pressure in the oil sector during the first half of the year, while allowing it to participate in the rally during the latter half.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Oil-integrated               32.9%

Oil services                 11.6%

Oil exploration
and production               11.2%

Chemicals                    11.1%

Metals and mining             8.2%

Footnote reads:
*Based on net assets as of 8/31/99. Holdings will vary over time.


As we began fiscal 2000, about 55% of your fund's investments were concentrated in the oil sector and energy stocks. We believe the Asian recovery has only just begun, and we expect the fundamentals for the energy industry to hold oil prices up for some time, with less volatility than last year. Although we do not rule out the possibility of a seasonal spike in demand this winter -- which would be reflected in oil and gas prices -- we believe OPEC will respond quickly to expand production, keeping prices within their current range in the year ahead.

* OTHER NATURAL-RESOURCE INVESTMENTS BALANCE THE PORTFOLIO

Chemicals, metals and mining, and paper are other resources featured in the portfolio. Like oil, chemicals are participating in a global economic recovery. We have focused on leaders in specialty chemicals because these companies have the ability to create new markets by finding solutions to old problems. One of your fund's largest holdings, Dow Chemical, is a world leader in the development and production of specialty chemicals. Dow is currently undergoing a great deal of internal change and recently announced its intention to acquire Union Carbide.

Precious metals is another important sector for your fund, with an emphasis on diversified mining companies active all over the world. Alcoa, which is among the top 20 holdings, is a good example. A globally diverse company involved in mining, refining and fabricating aluminum, Alcoa is undergoing internal change and has an aggressive acquisition policy. The paper industry is also benefiting from the global economic recovery and undergoing a period of consolidation and restructuring. For example, International Paper, a key holding, is implementing cost cutting programs and acquired rival paper company Union Camp Corp. during the past year.

Natural gas companies have also benefited from recent merger and acquisition activities, as well as from opportunities presented by deregulation in the U.S. electric power market. We believe this trend represents a long-term positive for the industry. Examples among your fund's portfolio holdings include Enron, a large buyer and seller of natural gas and power in the United States. It also has power plant and pipeline projects in several emerging markets. We expect Coastal Group, a company with greatly undervalued pipeline assets, to benefit from consolidation and from their exploration, production and refining business. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all holdings are subject to review and adjustment in accordance with the fund's strategy and may vary in the future.


Putnam Global Natural Resources Fund ranked 5 out of 36 natural resources funds (top 14%) and 7 of 25 such funds (top 27%) tracked by Lipper for the 3- and 5-year periods ended August 31, 1999.

Past performance is not indicative of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect he effects of sales charges. For the 1-year period, the fund's class A shares ranked 34 of 57 funds (top 59%). The fund was not ranked for longer periods. Performance of other share classes will vary.


* FUND SEEKS UNDERVALUED COMPANIES THAT CAN ADAPT TO CHANGE

Even major world players must work to maintain their competitive edge, and we seek companies that combine value with a commitment to adapt and change. In the case of major integrated oil companies, this takes the form of a commitment to cutting costs and consolidation. For example, French oil company Elf Aquitaine recently received a takeover bid from one of its competitors, France's TotalFina. Elf responded by counter-bidding for Total. Elf and Total finally agreed to a friendly merger in September. Meanwhile, with holdings in both companies, your fund has already benefited from both sides of this equation.

Other examples include Royal Dutch Petroleum a leading international oil company undergoing a restructuring and profit-improvement program. British Petroleum recently took over Arco, and Exxon plans to merge with Mobil Corp. Oil companies as a group appear to be focused on consolidation and improving returns at the moment, but the companies we have emphasized are the largest players and, as such, we believe they offer less risk than smaller companies active in more limited areas.

* MACROECONOMIC CONDITIONS ARE POSITIVE FOR THE COMING YEAR

Inflation is one word that the stock market (and most people) do not like to hear because it means rising prices. But natural-resource companies benefit from rising prices, even when the rest of the world does not.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Royal Dutch Petroleum Co. PLC ADR (Netherlands)
Oil-integrated

Atlantic Richfield Co.
Oil-integrated

Mobil Corp.
Oil-integrated

Halliburton Co.
Oil services

Baker Hughes, Inc.
Oil services

Unocal Corp.
Oil exploration and production

Exxon Corp.
Oil-integrated

Dow Chemical Co.
Chemicals

Total Corp. S.A. ADR (France)
Oil-integrated

Coastal Corp.
Gas pipelines

Footnote reads:
These holdings represent 29.7% of the fund's net assets as of 8/31/99. Portfolio holdings will vary over time.


We still see Asia as a major, growing market for many of natural resources industries, with supply growing slowly and demand improving, it should provide a positive environment for natural resources generally. Consolidation, supply constraints, and cost reduction programs are also likely to be recurring themes that will influence global natural resources markets.

In the year ahead we plan to continue our emphasis on multinational companies that seem to be undervalued relative to the earnings growth projected as a result of their improving operations. This may seem to be an all-but-impossible task when the major U.S. stock market indexes, which reflect the price performance of some of the world's largest companies, continue to reach new highs.

However, we believe the overvaluation that applies to the stock market as a whole does not hold true for all its components. There are still segments of the market, as well as individual issues, that offer fair or even cheap valuations, and that is where your fund will continue to concentrate.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/99, there is no guarantee the fund will continue to hold these securities in the future. Funds investing in a single sector may be subject to more volatility than funds investing in a diverse group of sectors. International investing involves certain risks, including those related to economic instability, unfavorable political developments and currency fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Natural Resources Fund is designed for investors seeking capital appreciation primarily through stocks of companies in the energy and natural resources industries.



TOTAL RETURN FOR PERIODS ENDED 8/31/99

                      Class A           Class B            Class C           Class M
(inception dates)    (7/24/80)          (2/1/94)          (7/26/99)          (7/3/95)
                   NAV       POP      NAV     CDSC      NAV      CDSC      NAV      POP
-----------------------------------------------------------------------------------------
1 year            42.50%    34.32%   41.42%   36.42%   41.57%    40.57%   41.72%   36.76%
-----------------------------------------------------------------------------------------
5 years           78.52     68.24    72.13    70.13    72.08     72.08    74.03    67.91
Annual average    12.29     10.96    11.47    11.21    11.47     11.47    11.72    10.92
-----------------------------------------------------------------------------------------
10 years         141.53    127.65   123.55   123.55   124.21    124.21   129.09   121.09
Annual average     9.22      8.57     8.38     8.38     8.41      8.41     8.64     8.26
-----------------------------------------------------------------------------------------
Life of fund     280.59    258.65   223.26   223.26   229.69    229.69   239.15   227.38
Annual average     7.25      6.92     6.34     6.34     6.45      6.45     6.60     6.41
-----------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/99

                                   S&P 500         Lipper Natural
                                    Index        Resources Average
------------------------------------------------------------------------
1 year                              39.82%             47.83%
------------------------------------------------------------------------
5 years                            206.52              53.30
Annual average                      25.11               8.33
------------------------------------------------------------------------
10 years                           384.71             112.14
Annual average                      17.10               7.22
------------------------------------------------------------------------
Life of fund                      1964.27             654.96
Annual average                      17.19              11.16
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 8/31/89

                Fund's class A    Standard & Poor's    Lipper Natural
Date             shares at POP       500 Index       Resources Average

8/31/89              9,425             10,000             10,000
8/31/90             10,342              9,502             10,910
8/31/91             10,865             12,058             10,614
8/31/92             11,591             13,013             10,533
8/31/93             14,117             14,993             12,935
8/31/94             12,752             15,813             13,059
8/31/95             14,167             19,205             14,008
8/31/96             16,285             22,801             16,876
8/31/97             21,398             32,070             21,990
8/31/98             15,975             34,666             13,997
8/31/99            $22,765            $48,471            $21,214

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B or class C shares would have been valued at $22,355 and $22,421, respectively and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $22,909 ($22,109 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 8/31/99

                          Class A      Class B     Class C    Class M
-----------------------------------------------------------------------------
Distributions (number)       1            1          --          1
-----------------------------------------------------------------------------
Income                    $0.225       $0.082      $ --       $0.118
-----------------------------------------------------------------------------
Capital gains
  Long-term                1.178        1.178        --        1.178
-----------------------------------------------------------------------------
  Short-term               0.001        0.001        --        0.001
-----------------------------------------------------------------------------
  Total                   $1.404       $1.261        --       $1.297
-----------------------------------------------------------------------------
Share value:            NAV     POP     NAV         NAV     NAV     POP
-----------------------------------------------------------------------------
8/31/98                $15.28  $16.21  $15.00      $ --    $15.15   $15.70
-----------------------------------------------------------------------------
7/26/99*                   --      --      --     19.78        --       --
-----------------------------------------------------------------------------
8/31/99                 19.98   21.20   19.61     19.98     19.82    20.54
-----------------------------------------------------------------------------

 *Inception of class C shares.



TOTAL RETURN FOR PERIODS ENDED 9/30/99 (most recent calendar quarter)

                      Class A            Class B           Class C            Class M
(inception dates)    (7/24/80)          (2/1/94)          (7/26/99)          (7/3/95)
                   NAV       POP      NAV     CDSC      NAV      CDSC      NAV      POP
----------------------------------------------------------------------------------------
1 year            19.06%    12.22%   18.06%   13.06%   18.20%    17.20%   18.38%   14.22%
----------------------------------------------------------------------------------------
5 years           74.49     64.47    67.95    65.95    68.09     68.09    69.99    64.08
Annual average    11.78     10.46    10.93    10.66    10.94     10.94    11.19    10.41
----------------------------------------------------------------------------------------
10 years         133.19    119.72   115.78   115.78   116.30    116.30   121.17   113.48
Annual average     8.84      8.19     7.99     7.99     8.02      8.02     8.26     7.88
----------------------------------------------------------------------------------------
Life of fund     268.97    247.70   213.04   213.04   219.29    219.29   228.54   217.14
Annual average     7.04      6.71     6.13     6.13     6.24      6.24     6.40     6.20
----------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Lipper Natural Resources Average* is composed of funds that invest more than 65% of their equity holdings in the natural resources industries.

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended August 31, 1999

To the Trustees and Shareholders of
Putnam Global Natural Resources Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Global Natural Resources (the "fund") at August 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 1999




The fund's portfolio
August 31, 1999

COMMON STOCKS  (99.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aluminum  (2.8%)
--------------------------------------------------------------------------------------------------------------------------
             66,300  Alcan Aluminum Ltd. (Canada)                                                           $    2,179,613
            106,700  Alcoa Inc.                                                                                  6,888,819
             14,200  Reynolds Metal Co.                                                                            899,038
                                                                                                            --------------
                                                                                                                 9,967,470

Appliances  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             22,700  Whirlpool Corp.                                                                             1,604,606

Chemicals  (11.1%)
--------------------------------------------------------------------------------------------------------------------------
             39,300  Avery Dennison Corp.                                                                        2,156,588
             75,600  Dow Chemical Co.                                                                            8,590,050
             75,675  du Pont (E.I.) de Nemours & Co., Ltd.                                                       4,795,903
             65,300  Eastman Chemical Co.                                                                        3,032,369
            140,800  Engelhard Corp.                                                                             2,807,200
             59,400  Great Lakes Chemical Corp.                                                                  2,446,538
             58,100  Minnesota Mining & Manufacturing Co.                                                        5,490,450
             69,600  Monsanto Co.                                                                                2,857,950
             44,200  PPG Industries, Inc.                                                                        2,654,763
             36,900  Praxair, Inc.                                                                               1,734,300
             59,600  Rohm & Haas Co.                                                                             2,227,550
             18,100  Union Carbide Corp.                                                                         1,029,438
                                                                                                            --------------
                                                                                                                39,823,099

Containers  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             19,200  Sealed Air Corp. (NON)                                                                      1,128,000

Electric Utilities  (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            112,100  Illinova Corp.                                                                              3,573,188

Gas Pipelines  (7.5%)
--------------------------------------------------------------------------------------------------------------------------
            185,200  Coastal Corp.                                                                               8,021,475
            106,300  Enron Corp.                                                                                 4,451,313
             99,100  Equitable Resources, Inc.                                                                   3,641,925
            102,900  Sonat, Inc.                                                                                 3,717,263
            165,500  Williams Cos., Inc.                                                                         6,826,875
                                                                                                            --------------
                                                                                                                26,658,851

Gas Utilities  (3.4%)
--------------------------------------------------------------------------------------------------------------------------
             26,100  Columbia Gas System, Inc.                                                                   1,541,531
             59,300  Consolidated Natural Gas Co.                                                                3,776,669
            147,100  K N Energy, Inc.                                                                            2,997,163
             35,600  National Fuel Gas Co.                                                                       1,675,425
              9,600  NICOR Inc.                                                                                    371,400
             15,300  Peoples Energy Corp.                                                                          557,494
             61,300  Sempra Energy                                                                               1,367,756
                                                                                                            --------------
                                                                                                                12,287,438

Metals and Mining  (8.2%)
--------------------------------------------------------------------------------------------------------------------------
            135,200  Barrick Gold Corp.                                                                          2,619,500
            165,700  Cyprus Amax Minerals Co. (NON)                                                              2,806,544
            274,874  Freeport-McMoRan Copper & Gold Co., Inc. Class A                                            3,951,314
            252,800  Inco Ltd. (Canada)                                                                          5,182,400
            148,525  Newmont Mining Corp.                                                                        3,035,480
            114,400  Phelps Dodge Corp.                                                                          6,399,250
            291,700  Rio Tinto PLC (United Kingdom)                                                              5,246,866
                                                                                                            --------------
                                                                                                                29,241,354

Oil -- Integrated  (32.9%)
--------------------------------------------------------------------------------------------------------------------------
            163,200  Atlantic Richfield Co.                                                                     14,351,400
             64,726  BP Amoco PLC ADR (United Kingdom)                                                           7,257,403
             73,100  Chevron, Inc.                                                                               6,743,475
            169,800  Conoco, Inc.                                                                                4,542,150
            159,254  Conoco, Inc. Class B                                                                        4,279,945
             71,200  Elf Aquitane ADR (France)                                                                   6,270,050
             54,900  Ente Nazionale Idrocarburi S.P.A. (ENI) ADR (Italy)                                         3,321,450
            113,700  Exxon Corp.                                                                                 8,968,088
             44,400  Kerr-McGee Corp.                                                                            2,486,400
            136,400  Mobil Corp.                                                                                13,963,950
            277,200  Occidental Petroleum Corp.                                                                  6,011,775
             90,900  Phillips Petroleum Co.                                                                      4,635,900
            233,200  Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                            14,429,250
             76,200  Shell Transportation & Trading Plc (Canada)                                                 3,671,888
             56,900  Texaco, Inc.                                                                                3,613,150
             58,600  Tosco Corp.                                                                                 1,494,300
            127,200  Total Corp. S.A. ADR (France)                                                               8,275,950
            112,600  USX-Marathon Group Inc.                                                                     3,504,675
                                                                                                            --------------
                                                                                                               117,821,199

Oil Exploration and Production  (11.2%)
--------------------------------------------------------------------------------------------------------------------------
            114,200  Apache Corp.                                                                                5,196,100
             55,400  Barrett Resources Corp. (NON)                                                               1,997,863
            145,500  Burlington Resources Inc.                                                                   6,083,719
             84,400  Devon Energy Corp.                                                                          3,259,950
            112,200  Enron Oil & Gas Co.                                                                         2,678,775
             92,000  Newfield Exploration Co. (NON)                                                              2,794,500
            322,100  Union Pacific Resources Group Inc.                                                          5,777,669
            226,600  Unocal Corp.                                                                                9,488,875
             44,500  Vastar Resources, Inc.                                                                      2,964,813
                                                                                                            --------------
                                                                                                                40,242,264

Oil Services  (11.6%)
--------------------------------------------------------------------------------------------------------------------------
            293,500  Baker Hughes, Inc.                                                                          9,979,000
             88,900  BJ Services Co. (NON)                                                                       3,044,825
             74,200  Diamond Offshore Drilling, Inc.                                                             2,838,150
            219,200  Halliburton Co.                                                                            10,165,400
            120,600  Nabors Industries, Inc. (NON)                                                               3,256,200
            109,700  Rowan Companies, Inc. (NON)                                                                 2,043,163
            108,000  Schlumberger Ltd.                                                                           7,209,000
             85,200  Transocean Offshore, Inc.                                                                   2,896,800
                                                                                                            --------------
                                                                                                                41,432,538

Paper and Forest Products  (7.5%)
--------------------------------------------------------------------------------------------------------------------------
             18,000  Boise Cascade Corp.                                                                           654,750
             65,600  Champion International Corp.                                                                3,608,000
             55,000  Georgia Pacific Corp.                                                                       2,275,625
             54,300  International Paper Co.                                                                     2,555,494
            894,200  Jefferson Smurfit Group PLC (Ireland)                                                       2,541,812
             92,400  Mead Corp.                                                                                  3,447,675
            191,500  Smurfit-Stone Container Corp. (NON)                                                         4,057,406
             41,900  Temple Inland, Inc.                                                                         2,597,800
             76,600  Weyerhaeuser Co.                                                                            4,308,750
             19,100  Willamette Industries, Inc.                                                                   756,838
                                                                                                            --------------
                                                                                                                26,804,150

Railroads  (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             26,400  Canadian National Railway Co. (Canada)                                                      1,678,050
             20,100  CSX Corp.                                                                                     878,119
                                                                                                            --------------
                                                                                                                 2,556,169

Steel  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             88,700  Ispat International NV (NY Registered) (Netherlands)                                          920,252
             28,500  USX-U.S. Steel Group                                                                          769,500
                                                                                                            --------------
                                                                                                                 1,689,752
                                                                                                            --------------
                     Total Common Stocks   (cost $289,329,820)                                              $  354,830,078

CONVERTIBLE PREFERRED STOCKS  (0.4%) (a) (cost $3,022,552)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             46,000  Kinam Gold, Inc. Ser. B, $3.75 cv. cum. pfd.                                           $    1,460,500
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments  (cost $292,352,372) (b)                                             $  356,290,578
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $357,799,100.

  (b) The aggregate identified cost on a tax basis is $298,590,588, resulting in gross unrealized appreciation and depreciation of $65,338,150 and $7,638,160, respectively, or net unrealized appreciation of $57,699,990.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at August 31, 1999: (as percentage of Market Value)

          Canada                3.6%
          France                4.1
          Netherlands           4.3
          United Kingdom        3.5
          United States        82.9
          Other                 1.6
                              -----
          Total               100.0%

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $292,352,372) (Note 1)        $356,290,578
-----------------------------------------------------------------------------------------------
Cash                                                                                     87,754
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                       873,065
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                3,768,020
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        4,646,143
-----------------------------------------------------------------------------------------------
Total assets                                                                        365,665,560

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      2,917,585
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            3,976,130
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            632,526
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               64,686
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            17,020
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,179
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  225,495
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   31,839
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     7,866,460
-----------------------------------------------------------------------------------------------
Net assets                                                                         $357,799,100

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $295,772,384
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          1,535,724
-----------------------------------------------------------------------------------------------
Distributions in excess of net realized gain on investments (Note 1)                 (3,447,046)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                    63,938,038
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $357,799,100

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($200,823,958 divided by 10,050,504 shares)                                              $19.98
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $19.98)*                                  $21.20
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($146,228,335 divided by 7,457,721 shares)**                                             $19.61
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($209,469 divided by 10,485 shares)**                                                    $19.98
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($10,537,338 divided by 531,759 shares)                                                  $19.82
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $19.82)*                                  $20.54
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended August 31, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $43,193)                                            $7,006,182
-----------------------------------------------------------------------------------------------
Interest                                                                                 87,890
-----------------------------------------------------------------------------------------------
Total investment income                                                               7,094,072

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      2,242,901
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          456,897
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        17,488
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          7,012
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   458,577
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,300,448
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                        78
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    54,776
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  35,683
-----------------------------------------------------------------------------------------------
Registration fees                                                                         2,578
-----------------------------------------------------------------------------------------------
Auditing                                                                                 32,930
-----------------------------------------------------------------------------------------------
Legal                                                                                     5,132
-----------------------------------------------------------------------------------------------
Postage                                                                                  66,077
-----------------------------------------------------------------------------------------------
Other                                                                                    64,890
-----------------------------------------------------------------------------------------------
Total expenses                                                                        4,745,467
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (162,112)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          4,583,355
-----------------------------------------------------------------------------------------------
Net investment income                                                                 2,510,717
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (1,369,261)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and
liabilities in foreign currencies during the year                                          (168)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                          106,473,874
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             105,104,445
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $107,615,162
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended August 31
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  2,510,717    $  2,487,942
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments
and foreign currency transactions                                                    (1,369,261)     21,860,526
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies                                                               106,473,706    (121,285,286)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                     107,615,162     (96,936,818)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (2,162,804)     (2,239,396)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (565,276)       (484,057)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (41,873)        (57,359)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (10,182,664)    (14,717,567)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (7,302,527)     (9,190,367)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (375,903)       (572,336)
---------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
    Class A                                                                          (1,150,430)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (825,034)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (42,469)             --
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     2,065,937       5,130,761
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                              87,032,119    (119,067,139)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   270,766,981     389,834,120
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $1,535,724 and $1,789,964, respectively)                                 $357,799,100    $270,766,981
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                         Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $15.28           $22.13           $18.03           $16.09           $14.73
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .20(c)           .20(c)           .25(c)           .28(c)           .29
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           5.91            (5.47)            5.18             2.09             1.31
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                6.11            (5.27)            5.43             2.37             1.60
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.23)            (.21)            (.16)            (.34)            (.24)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.06)           (1.37)           (1.17)            (.09)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                         (.12)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.41)           (1.58)           (1.33)            (.43)            (.24)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $19.98           $15.28           $22.13           $18.03           $16.09
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              42.50           (25.34)           31.39            14.95            11.10
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $200,824         $157,589         $239,539         $170,678         $135,330
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.16             1.20             1.23             1.27             1.13
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            1.09              .95             1.26             1.62             1.89
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             118.37            28.63            39.25            47.71            42.75
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                         Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $15.00           $21.77           $17.81           $15.94           $14.65
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .06(c)           .04(c)           .10(c)           .15(c)           .16
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           5.81            (5.37)            5.11             2.07             1.33
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                5.87            (5.33)            5.21             2.22             1.49
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.08)            (.07)            (.08)            (.26)            (.20)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.06)           (1.37)           (1.17)            (.09)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                         (.12)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.26)           (1.44)           (1.25)            (.35)            (.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $19.61           $15.00           $21.77           $17.81           $15.94
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              41.42           (25.91)           30.40            14.14            10.38
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $146,228         $107,252         $142,442          $66,375          $29,916
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.91             1.95             1.98             2.04             1.87
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .35              .21              .52              .85             1.20
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             118.37            28.63            39.25            47.71            42.75
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          July 26, 1999+
operating performance                                                                                               to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $19.78
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                     .02(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                                .18
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                     .20
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                                                                                               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $19.98
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                   1.01*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                           $209
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .19*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                 .13*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 118.37
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           July 3, 1995+
operating performance                                                 Year ended August 31                          to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $15.15           $21.99           $17.97           $16.07           $15.59
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .11(c)           .09(c)           .15(c)           .19(c)           .03
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           5.86            (5.42)            5.16             2.09              .45
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                5.97            (5.33)            5.31             2.28              .48
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.12)            (.14)            (.12)            (.29)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.06)           (1.37)           (1.17)            (.09)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                         (.12)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.30)           (1.51)           (1.29)            (.38)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $19.82           $15.15           $21.99           $17.97           $16.07
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              41.72           (25.73)           30.79            14.39             3.08*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $10,537           $5,926           $7,853           $2,641              $46
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.66             1.70             1.73             1.85              .28*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .62              .45              .77             1.07              .44*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             118.37            28.63            39.25            47.71            42.75
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Notes to financial statements
August 31, 1999

Note 1
Significant accounting policies

Putnam Global Natural Resources Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund seeks capital appreciation by investing primarily in the common stocks of companies in the energy and natural resource industries.

The fund offers class A, class B, class C and class M shares. The fund began offering class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if not sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Market quotations are not considered to be readily available for some convertible securities; such investments are stated at fair value on the basis of valuations furnished by a pricing service approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1999, the fund reclassified $4,996 to increase undistributed net investment income and an increase to distributions in excess of net realized gains of $4,996. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1999, fund expenses were reduced by $162,112 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $716 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund of an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended August 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $82,948 and $6,309 from the sale of class A and class M shares, respectively and received $321,507 and no monies in contingent deferred sales charges from redemptions of class B and C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended August 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $1,526 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended August 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $382,002,892 and $401,838,476, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At August 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,489,587      $ 170,456,258
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      775,875         12,134,731
-----------------------------------------------------------------------------
                                                10,265,462        182,590,989

Shares
repurchased                                    (10,527,918)      (188,703,653)
-----------------------------------------------------------------------------
Net decrease                                      (262,456)     $  (6,112,664)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,636,246      $ 138,150,832
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      784,021         15,186,476
-----------------------------------------------------------------------------
                                                 7,420,267        153,337,308

Shares
repurchased                                     (7,932,422)      (162,465,816)
-----------------------------------------------------------------------------
Net decrease                                      (512,155)     $  (9,128,508)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,974,343       $ 89,304,868
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      476,918          7,358,783
-----------------------------------------------------------------------------
                                                 5,451,261         96,663,651

Shares
repurchased                                     (5,142,465)       (91,552,333)
-----------------------------------------------------------------------------
Net increase                                       308,796       $  5,111,318
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,347,358       $ 90,988,489
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      428,684          8,196,424
-----------------------------------------------------------------------------
                                                 4,776,042         99,184,913

Shares
repurchased                                     (4,170,414)       (85,774,873)
-----------------------------------------------------------------------------
Net increase                                       605,628       $ 13,410,040
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                           to August 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         10,485           $216,902
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    10,485            216,902

Shares
repurchased                                             --                 --
-----------------------------------------------------------------------------
Net increase                                        10,485           $216,902
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        866,310       $ 16,408,162
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       27,372            426,192
-----------------------------------------------------------------------------
                                                   893,682         16,834,354

Shares
repurchased                                       (753,129)       (13,983,973)
-----------------------------------------------------------------------------
Net increase                                       140,553       $  2,850,381
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        316,065        $ 6,715,396
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       31,199            601,499
-----------------------------------------------------------------------------
                                                   347,264          7,316,895

Shares
repurchased                                       (313,110)        (6,467,666)
-----------------------------------------------------------------------------
Net increase                                        34,154        $   849,229
-----------------------------------------------------------------------------


Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $3,196,124 as capital gain, for its taxable year ended August 31, 1999.

The fund has designated 100% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President

Dolores Snyder Bamford
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Global Natural Resources Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com



AN007 55087 018/501/2AD 10/99